Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform
an
d Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we
are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis” above.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On:		Net Income (In thousands) (6)	Adjusted EBITDA (In thousands) (7)
					Cumulative Total Shareholder Return (4)	Peer Group Cumulative Total Shareholder Return (5)
2022	$2,900,188	$2,901,965	$1,071,120	$1,071,429	$104.57	$114.11	$79,996	$294,864

(1)
The amount reported represents the amount of “compensation actually paid,” as computed in accordance with SEC rules. The amount does not reflect the actual amount of compensation earned by or paid during 2022. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Reported Summary Compensation Table Total for PEO	Reported Value of Option Awards	Equity Award Adjustments (a)	Compensation Actually Paid to PEO

$2,900,188	($1,200,002)	$1,201,779	$2,901,965

(a)
The equity award adjustments include the addition of the
year-end
fair value of option awards granted in 2022 that were outstanding and unvested as of the end of the year. The year-end
Black-Scholes value per option was $13.52. The valuation assumptions used to calculate fair values were as follows: expected life – 5.8 years, expected volatility – 54.65%, risk-free rate – 3.98%, and dividend yield – 0.40%.

(2)	This amount represents the average of the amounts reported for Ms. Armstrong, Mr. Bancroft, Mr. Bustos and Ms. Newman Hood in the “Total” column of the Summary Compensation Table above.

(3)
The amount reported represents the average amount of “compensation actually paid” to the NEOs as a group (excluding our chief executive officer), as computed in accordance with SEC rules. The amount does not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our chief executive officer) during 2022. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our chief executive officer) to determine the compensation actually paid, using the same methodology described above in Note 1:

Reported Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Option Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs

$1,071,120	($208,501)	$208,810	$1,071,429

(4)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price on December 31, 2022, the last day of our fiscal year, and April 13, 2022, the date of our IPO.

(5)	The peer group used for this purpose is the Vanguard Energy ETF market index.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for 2022. Net income attributable to shareholders was $13.323 million for 2022.

(7)
Adjusted EBITDA, a
non-GAAP
measure, is calculated as net income before interest, income taxes, depreciation and amortization, long-term incentive compensation expense and items such as charges and non-recurring
expenses that management does not consider as part of assessing ongoing operating performance, including the impact of non-cash
long-term incentive compensation expense. For a reconciliation of net income to Adjusted EBITDA, see Item 7 in our Annual Report on Form
10-K
for the year ended December 31, 2022.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Ms. Armstrong, Mr. Bancroft, Mr. Bustos and Ms. Newman Hood
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the Vanguard Energy ETF market index.
PEO Total Compensation Amount	$ 2,900,188
PEO Actually Paid Compensation Amount	$ 2,901,965
Adjustment To PEO Compensation, Footnote [Text Block]	The amount reported represents the amount of “compensation actually paid,” as computed in accordance with SEC rules. The amount does not reflect the actual amount of compensation earned by or paid during 2022. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Reported Summary Compensation Table Total for PEO	Reported Value of Option Awards	Equity Award Adjustments (a)	Compensation Actually Paid to PEO

$2,900,188	($1,200,002)	$1,201,779	$2,901,965

(a)
The equity award adjustments include the addition of the
year-end
fair value of option awards granted in 2022 that were outstanding and unvested as of the end of the year. The year-end
Black-Scholes value per option was $13.52. The valuation assumptions used to calculate fair values were as follows: expected life – 5.8 years, expected volatility – 54.65%, risk-free rate – 3.98%, and dividend yield – 0.40%.

Non-PEO NEO Average Total Compensation Amount	$ 1,071,120
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,071,429
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amount reported represents the average amount of “compensation actually paid” to the NEOs as a group (excluding our chief executive officer), as computed in accordance with SEC rules. The amount does not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our chief executive officer) during 2022. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our chief executive officer) to determine the compensation actually paid, using the same methodology described above in Note 1:

Reported Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Option Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs

$1,071,120	($208,501)	$208,810	$1,071,429

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis” above, the Company’s executive compensation program reflects a pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted EBITDA

•	Capital Expenditures

•	G&A and Operating Expense

Total Shareholder Return Amount	$ 104.57
Peer Group Total Shareholder Return Amount	114.11
Net Income (Loss)	$ 79,996,000
Company Selected Measure Amount	294,864,000
Black Sholes Value Per Option | $ / shares	$ 13.52
Expected Life	5 years 9 months 18 days
Expected Volatility	54.65%
Risk Free Rate	3.98%
Dividend Yield	0.40%
Net Income Loss Attributable To Shareholders	$ 13,323,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA, a
non-GAAP
measure, is calculated as net income before interest, income taxes, depreciation and amortization, long-term incentive compensation expense and items such as charges and non-recurring
expenses that management does not consider as part of assessing ongoing operating performance, including the impact of non-cash
long-term incentive compensation expense. For a reconciliation of net income to Adjusted EBITDA, see Item 7 in our Annual Report on Form
10-K
for the year ended December 31, 2022.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Capital Expenditures
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	G&A and Operating Expense
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,201,779
PEO [Member] | Reported Value of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,200,002)
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	208,810
Non-PEO NEO [Member] | Reported Value of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (208,501)